Capital Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capital Lease Obligations [Abstract]
Schedule of future minimum lease payments under the capital lease

The future minimum lease payments under the capital lease at September 30, 2017 is as follows:

Years ending December 31,
2017 (remaining three months)	$4,653
2018	18,611
2019	18,611
2020	18,611
2021	13,506
2022	549
74,541
Less: Amounts representing interest	10,661
Principal portion	63,880
Less: Current portion	14,029
Capital lease obligations, net of current portion	$49,851

The future minimum lease payments under the capital lease at December 31, 2016 is as follows:

Years ending December 31,
2017	$15,316
2018	15,316
2019	15,316
2020	15,316
2021	10,211
71,475
Less: Amounts representing interest	12,825
Principal portion	58,650
Less: Current portion	10,664
Capital lease obligations, net of current portion	$47,986